Concentrations (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentrations (Textual)
Number of major customer	2	2	3	2
Number of major vendors		2	3	2
Percentage of outstanding accounts payable represented by vendors			More than "68%"	More than "10%"
Percentage of accounts receivable represented by customers			Over "60%"	Over "20%"
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	55.00%	35.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	27.00%	17.00%	32.00%	12.00%
Accounts Payable [Member] | Vendor One [Member]
Concentrations (Textual)
Concentration risk, percentage		47.00%
Accounts Payable [Member] | Vendor Two [Member]
Concentrations (Textual)
Concentration risk, percentage		7.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage		56.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		19.00%